Advances for drilling units under construction and related costs	12 Months Ended
Dec. 31, 2017
Advances For Drilling Unit Under Construction And Related Costs [Abstract]
Advances for drilling units under construction and related costs

6. Advances for drilling units under construction and related costs:

The amounts shown in the accompanying consolidated balance sheets include milestone payments under the drilling unit building contracts with the shipyards, supervision costs and any material related expenses incurred during the construction periods, all of which are capitalized in accordance with the accounting policy discussed in Note 2. For the years ended December 31, 2016 and 2017, the movement of the advances for drilling units under construction and related costs was as follows:

	December 31,
	2016	2017
Balance at beginning of year	$394,852	$545,469
Advances for drilling units under construction and related costs	242,988	27,693
Impairment loss (advances and related costs for drilling unit under construction)	(92,371)	(573,162)
Balance at end of year	$545,469	$-

As of December 31, 2017, the Company has advanced $309,358 and $156,900 to the yard for the construction of the Ocean Rig Santorini and the Ocean Rig Crete respectively. On August 11, 2016, the Company entered into agreements with the yard to amend certain terms relating to contracts for the construction of its three seventh generation drilling units (the Ocean Rig Santorini, the Ocean Rig Crete and the Ocean Rig Amorgos) which were previously scheduled for delivery in 2017, 2018 and 2019, respectively. As part of the agreements, the deliveries of the Ocean Rig Santorini and the Ocean Rig Crete were postponed to June 2018 and January 2019, respectively, certain installments were rescheduled and the total construction costs were increased to $694,790 and $709,565, respectively. With respect to the Ocean Rig Santorini, the Company’s subsidiary that holds the shipbuilding contract for the Ocean Rig Santorini has received a notice of default in February 2018 for failure to pay an interim installment, that was due on February 5, 2018 and is currently in commercial discussions with the shipyard to further postpone the delivery of the drilling unit and amend other terms of the shipbuilding contract.  Should the Company’s subsidiary that holds the shipbuilding contract and the shipyard fail to renegotiate terms while in default, the contract could be rescinded by the shipyard and all instalment payments paid by us of $309,358 to date could be forfeited. With respect to the Ocean Rig Amorgos, the Company had previously agreed to suspend its construction with an option, subject to the Company's option, to bring it back into force within a period of 18 months after the date of the addendum, which option expired in February 2018. Further to that, as of December 31, 2016, the Company recognized an impairment charge of $92,371 of the total advances and related costs provided to the yard for the Ocean Rig Amorgos which was included in the "Impairment loss", in the accompanying consolidated statements of operations.

For the year ended December 31, 2017, as a result of the impairment review, the Company determined that the full amount of the carrying value of the two drilling units under construction Ocean Rig Crete and Ocean Rig Santorini was not recoverable and, therefore, an impairment charge of $573,162 was recognized and included in the "Impairment loss", in the accompanying consolidated statements of operations.